STATEMENT OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities:
Net loss	$ (2,096,495)	$ 1,771,836
Changes in operating assets and liabilities:
Net cash used in operating activities	(806,931)	(1,957,116)
Cash Flows From Investing Activities:
Net cash provided by investing activities	52,971,974	1,171,717
Cash Flows From Financing Activities:
Net cash (used in) provided by financing activities	(52,257,462)	750,000
Net decrease in cash	(92,419)	(35,399)
LS Boston Point LLC [Member]
Cash Flows From Operating Activities:
Net loss	(226,567)	1,032,352	$ 35,717,556	$ (375,990)
Adjustments to reconcile net income (loss) to net cash flow from operating activities:
(Income) from non-controlled joint ventures	0	(1,087,482)
Impairment of non-controlled joint ventures	225,000	(0)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	(22,859)	(120,522)	120,522	(43,000)
Distributions of earnings from non-controlled joint venture	(0)	1,208,004	11,337,186	(0)
Net cash used in operating activities	(24,426)	1,032,352	11,158,518	(283,925)
Cash Flows From Investing Activities:
Distributions of capital from non-controlled joint venture	(0)	9,493,034	50,764,158	(0)
Net cash provided by investing activities	(0)	9,493,034	49,989,871	(246,783)
Cash Flows From Financing Activities:
Distributions to members	0	(10,483,232)	(61,274,000)	0
Net cash (used in) provided by financing activities	(0)	(10,483,232)	(61,140,386)	575,288
Net decrease in cash	(24,426)	42,154	8,003	44,580
Cash, cash equivalents, and restricted cash at beginning of year	94,737	52,583	44,580	(0)
Cash, cash equivalents, and restricted cash at end of year	70,311	94,737	52,583	44,580
Loss (Income) from non-controlled joint ventures	$ 0	$ (1,087,482)	(11,457,359)	135,065
Gain on sale of partnership interest			(24,559,387)	0
Total adjustments			(24,559,038)	92,065
Contributions to non-controlled joint venture			(774,287)	(246,783)
Due to member			(46,386)	(71,218)
Contributions from members			180,000	646,506
Supplemental Disclosure of Non-Cash Investing Activities:
Non-cash distribution of partnership interest in Point Condo Holdings LLC from Fenway Point Partners LLC			$ 9,838,566	$ (0)